AMOUNTS RECEIVABLE AND OTHER ASSETS	9 Months Ended
Dec. 31, 2025
AMOUNTS RECEIVABLE AND OTHER ASSETS
AMOUNTS RECEIVABLE AND OTHER ASSETS	5. AMOUNTS RECEIVABLE AND OTHER ASSETS
	December 31, 2025	March 31, 2025
	($)	($)
Sales tax refundable	84,292	65,444
Prepaid	11,098	44,531
	95,390	109,975